Unaudited Condensed Consolidated Balance Sheets	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets
Cash	¥ 48,186,205	$ 6,601,483	¥ 1,252,793
Accounts receivable	37,974,396	5,202,471	41,469,595
Advance to suppliers, net	16,875,124	2,311,883	8,086,631
Prepaid expenses and other current assets	1,577,247	216,082	167,290
Deferred offering cost			7,663,172
Total current assets	104,612,972	14,331,919	58,663,781
Non-current assets
Right-of-use assets
Deferred tax assets, net	1,131,846	155,062	1,217,929
Total non-current assets	1,131,846	155,062	1,217,929
TOTAL ASSETS	105,744,818	14,486,981	59,881,710
Current liabilities
Short-term borrowings	4,550,000	623,347	4,700,000
Accounts payable	21,969,998	3,009,877	18,153,400
Contract liabilities	5,549,006	760,211	2,115,522
Income tax payable	8,348,492	1,143,739	7,642,696
Accrued expenses and other current liabilities	2,057,933	281,936	4,839,631
Total current liabilities	43,013,999	5,892,894	37,451,249
Non-current liabilities
Lease liability - non-current
Total non-current liabilities
TOTAL LIABILITIES	43,013,999	5,892,894	37,451,249
Shareholders’ (deficit)/equity
Subscription receivable	74,507,668	10,207,509	31,500,000
Additional paid-in capital	(886)	(122)	(725)
Accumulated deficits	(11,776,849)	(1,613,422)	(9,069,539)
Total shareholders’ (deficit) equity	62,730,819	8,594,087	22,430,461	$ 3,086,534	¥ (20,279,062)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	105,744,818	14,486,981	59,881,710
Related Party [Member]
Current assets
Due from related parties			24,300
Current liabilities
Amounts due to related parties	538,570	73,784
Previously Reported
Current assets
Cash			1,252,793	172,390	48,527
Accounts receivable			41,469,595	5,706,406	15,464,417
Advance to suppliers, net			8,086,631	1,112,757	24,238,403
Prepaid expenses and other current assets			167,290	23,020	6,917
Deferred offering cost			7,663,172	1,054,488
Total current assets			58,663,781	8,072,405	39,758,264
Non-current assets
Right-of-use assets					728,885
Deferred tax assets, net			1,217,929	167,593	1,304,011
Total non-current assets			1,217,929	167,593	2,032,896
TOTAL ASSETS			59,881,710	8,239,998	41,791,160
Current liabilities
Short-term borrowings			4,700,000	646,742	7,220,000
Accounts payable			18,153,400	2,497,991	17,175,713
Contract liabilities			2,115,522	291,106	896,226
Income tax payable			7,642,696	1,051,670	4,007,990
Accrued expenses and other current liabilities			4,839,631	665,955	1,898,026
Lease liabilities - current					480,813
Total current liabilities			37,451,249	5,153,464	61,822,150
Non-current liabilities
Lease liability - non-current					248,072
Total non-current liabilities					248,072
TOTAL LIABILITIES			37,451,249	5,153,464	62,070,222
Commitments and contingencies (Note 10)
Shareholders’ (deficit)/equity
Subscription receivable			(725)	(100)	(725)
Additional paid-in capital			31,500,000	4,334,544
Accumulated deficits			(9,069,539)	(1,248,010)	(20,279,062)
Total shareholders’ (deficit) equity			22,430,461	3,086,534	(20,279,062)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY			59,881,710	8,239,998	41,791,160
Previously Reported | Related Party [Member]
Current assets
Due from related parties			24,300	3,344
Current liabilities
Amounts due to related parties					30,143,382
Class A Ordinary Shares
Shareholders’ (deficit)/equity
Ordinary shares	792	109	631
Class A Ordinary Shares | Previously Reported
Shareholders’ (deficit)/equity
Ordinary shares			631	87	631
Class B Ordinary Shares
Shareholders’ (deficit)/equity
Ordinary shares	¥ 94	$ 13	94
Class B Ordinary Shares | Previously Reported
Shareholders’ (deficit)/equity
Ordinary shares			¥ 94	$ 13	¥ 94